SUPPLEMENT DATED APRIL 1, 2022

To the

PROSPECTUS DATED MAY 1, 2008- HUNTINGTON ALLSTAR SELECTSM,

TRANSAMERICA TRADITIONS VARIABLE ANNUITY

PROSPECTUS DATED MAY 1, 2006-TRANSAMERICA OPPORTUNITY BUILDERSM

VARIABLE ANNUITYâ

PROSPECTUS DATED MAY 1, 2004-PREMIER ASSET BUILDERSM VARIALBE ANNUITY

Issued by

Transamerica Life Insurance Company

Retirement Builder Variable Annuity Account

Effective on or about May 1, 2022, based on changes to the underlying portfolios, the following name change will occur:

Existing Fund Name	New Fund Name
Wanger USA	Wanger Acorn

This Supplement updates certain information in the above referenced prospectuses (the ‘‘Prospectuses’’). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the current Prospectus.

Please read this Supplement carefully and retain it for future reference.